DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ (24)	£ 22	£ 18
Fair value hedges:
Disclosure of detailed information about hedges
(Losses)/Gains on hedging instruments	(550)	199	(1,878)
Gains/(Losses) on hedged items attributable to hedged risks	523	(173)	1,893
Fair value and cash flows hedging ineffectiveness	(27)	26	15
Cash flow hedges
Disclosure of detailed information about hedges
(Losses)/Gains on hedging instruments	309	(456)	(144)
Gains/(Losses) on hedged items attributable to hedged risks	(306)	452
Fair value and cash flows hedging ineffectiveness	3	(4)	3
Fair value and cash flow hedges
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ (24)	£ 22	£ 18